Earnings per Share (Detail Textuals) - USD ($)					12 Months Ended
	Aug. 06, 2015	Jun. 11, 2013	May. 15, 2013	May. 09, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2008
Class of Stock [Line Items]
Total purchase price of preferred shares redeemed							$ 18,255,000
Share repurchase plan, Authorized amount	$ 2,000,000
Number of common stock repurchased	2,155				2,155	0	0
Average price per share of common stock repurchased	$ 15.39
U.S. Treasury Department's Capital Purchase Program
Class of Stock [Line Items]
Preferred Stock, Shares Issued								30,255
Preferred stock, par value (in dollars per share)								$ 1,000
Redemption of preferred shares			18,255	12,000
Total purchase price of preferred shares redeemed			$ 18,500,000	$ 12,100,000
U.S. Treasury Department's Capital Purchase Program | Ten year warrant
Class of Stock [Line Items]
Number of common stock called by warrants								287,133
U.S. Treasury Department's Capital Purchase Program | Common stock warrant
Class of Stock [Line Items]
Total purchase price of warrants repurchased		$ 540,000
Purchase price per share of warrants repurchased (in warrants per share)		$ 1.88